SunAmerica Strategic Value Portfolio | SunAmerica Strategic Value Portfolio
SunAmerica Strategic Value Portfolio

SUNAMERICA SERIES, INC.

Focused Large-Cap Growth Portfolio

Focused Small-Cap Growth Portfolio

Focused Small-Cap Value Portfolio

SunAmerica Strategic Value Portfolio

(collectively, the “Portfolios”)

Supplement dated April 4, 2013

to the Prospectus dated February 28, 2013

as supplemented and amended to date

In addition, effective immediately, the following disclosure with respect to the SunAmerica Strategic Value Portfolio is hereby added as the last paragraph on page 25 of the Prospectus in the “Portfolio Highlights” section under the heading “Performance Information”:

“Effective March 1, 2011, the name of the Portfolio was changed to the SunAmerica Strategic Value Portfolio and certain corresponding changes were made to the Fund’s principal investment strategies and techniques. In particular, prior to this date, the Portfolio was managed as a “focused” fund. Accordingly, the performance information prior to March 1, 2011 does not reflect the management of the Portfolio in accordance with its current investment strategy and techniques.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.